Debt (Tables)	12 Months Ended
Dec. 31, 2019
Debt
Schedule of short-term debt
	December 31,
($ in millions)	2019	2018
Short-term debt (weighted-average interest rate of 2.8% and 2.3%, respectively)	838	561
Current maturities of long-term debt (weighted-average nominal interest rate of 0.7%
and 2.7%, respectively)	1,449	1,470
Total	2,287	2,031

Schedule of long-term debt
	December 31,
	2019			2018
		Nominal	Effective		Nominal	Effective
($ in millions, except % data)	Balance	rate	rate	Balance	rate	rate
Floating rate	2,221	1.5%	1.1%	3,106	1.7%	1.1%
Fixed rate	6,000	2.8%	2.4%	4,951	3.6%	3.6%
	8,221			8,057
Current portion of long-term debt	(1,449)	0.7%	0.6%	(1,470)	2.7%	2.7%
Total	6,772			6,587

Schedule of principal amounts of long-term debt repayable at maturity
($ in millions)
2020	1,433
2021	1,273
2022	1,259
2023	1,237
2024	1,136
Thereafter	1,681
Total	8,019

Schedule of outstanding bonds
	December 31,
	2019			2018
	Nominal		Carrying	Nominal		Carrying
	outstanding		value(1)	outstanding		value(1)
	(in millions)			(in millions)
Bonds:
2.625% EUR Instruments, due 2019				EUR	1,250	$1,431
2.8% USD Notes, due 2020	USD	300	$300	USD	300	$299
Floating EUR Notes, due 2020	EUR	1,000	$1,122
4.0% USD Notes, due 2021	USD	650	$648	USD	650	$646
2.25% CHF Bonds, due 2021	CHF	350	$373	CHF	350	$373
5.625% USD Notes, due 2021	USD	250	$260	USD	250	$265
2.875% USD Notes, due 2022	USD	1,250	$1,267	USD	1,250	$1,242
3.375% USD Notes, due 2023	USD	450	$448	USD	450	$448
0.625% EUR Instruments, due 2023	EUR	700	$799	EUR	700	$807
0.75% EUR Instruments, due 2024	EUR	750	$859	EUR	750	$862
0.3% CHF Notes, due 2024	CHF	280	$288
3.8% USD Notes, due 2028	USD	750	$746	USD	750	$746
1.0% CHF Notes, due 2029	CHF	170	$175
4.375% USD Notes, due 2042	USD	750	$724	USD	750	$723
Total			$8,009			$7,842
(1)USD carrying values include unamortized debt issuance costs, bond discounts or premiums, as well as adjustments for fair value hedge accounting, where appropriate.